Discontinued operations (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 13, 2022 USD ($)	Nov. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Feb. 28, 2022 USD ($)	Feb. 28, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Impairment expenses on patent			$ 5,029,475
Assets recoverable value is cash flow			0
Impairment charges							$ 266,470
Book value of right of use of assets			11,115		$ 5,052		$ 410,369			$ 557,022
Percentage promissory note purchased					6.00%			6.00%
Acquisition in fair value of investment					$ (591,781)
Win view Inc [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Impairment charges			136,331
Book value of right of use of assets			$ 0
UMG [member]
IfrsStatementLineItems [Line Items]
Impairment charges				$ 0
Proceeds from disposal or maturity of available-for-sale financial assets	$ 100
Prices specified in forward agreements to purchase financial assets for cash									$ 300,000
Asset impairment charges				$ 476,404
UMG [member] | Purchase consideration [member]
IfrsStatementLineItems [Line Items]
Prices specified in forward agreements to purchase financial assets for cash									$ 262,000
Eden games [member]
IfrsStatementLineItems [Line Items]
Percentage promissory note purchased					6.00%			6.00%
Promissory note					$ 1,558,319			€ 1,453,154
Consideration paid					$ 1,181,005	€ 1,081,081
Acquisition in fair value of investment		$ 591,781
Promissory note		$ 0